NOTE 12 - CAPITAL LEASE OBLIGATION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012
Notes to Financial Statements
Monthly Lease Payments	$ 5,000
Rental Liability		$ 56,872
Discount rate		10.00%